Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000190626 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000190626 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000190626 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000190626 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000190626 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000190626 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000190626 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.64%
C000190626 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.72%
C000190626 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000190626 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000190626 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
C000006363 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006363 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000006363 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000006363 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006363 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000006363 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000006363 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.64%
C000006363 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.72%
C000006363 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000006363 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000006363 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
C000006362 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006362 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000006362 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000006362 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006362 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000006362 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000006362 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.64%
C000006362 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.72%
C000006362 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000006362 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000006362 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
C000006361 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006361 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000006361 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000006361 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006361 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000006361 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000006361 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.64%
C000006361 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.72%
C000006361 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000006361 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000006361 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
C000006359 [Member] | Supranational Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000006359 [Member] | Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000006359 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000006359 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000006359 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000006359 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000006359 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.64%
C000006359 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.72%
C000006359 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000006359 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000006359 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.88%
C000212989 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000212989 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.37%
C000212989 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	85.26%
C000212989 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.41%
C000212989 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.51%
C000212989 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.53%
C000212989 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000212989 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%
C000212989 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000212989 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000212989 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000212989 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000212989 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000212988 [Member] | GUAM
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000212988 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	16.37%
C000212988 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	85.26%
C000212988 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.41%
C000212988 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.51%
C000212988 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.53%
C000212988 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000212988 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%
C000212988 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.68%
C000212988 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000212988 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%
C000212988 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000212988 [Member] | Industrial Development Revenue Pollution Control Revenue Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%